Equity-Based Compensation - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended							9 Months Ended				1 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011	Dec. 30, 2012 Minimum [Member]	Dec. 30, 2012 Maximum [Member]	Dec. 30, 2012 Performance Based Options [Member]	Dec. 30, 2012 Time Based Option [Member]	Sep. 29, 2013 2011 Option Plan [Member]	Sep. 29, 2013 2011 Option Plan [Member] Minimum [Member]	Sep. 29, 2013 2011 Option Plan [Member] Maximum [Member]	Sep. 29, 2013 2013 Incentive Plan [Member]	Jul. 31, 2013 2013 Incentive Plan [Member] Officers and Team Members [Member]	Jul. 31, 2013 2013 Incentive Plan [Member] Independent Directors [Member]	Jul. 31, 2013 2013 Incentive Plan [Member] Minimum [Member] Officers and Team Members [Member]	Jul. 31, 2013 2013 Incentive Plan [Member] Maximum [Member] Officers and Team Members [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance under Option Plan			12,100,000							12,100,000			10,089,072
Number of shares granted under Option Plan			11,572,990
Contractual term for options							7 years						3 years
Options vesting period								3 years	3 years
Grant date weighted average fair value of options granted			$ 1.99	$ 1.12		$ 1.07	$ 3.09				$ 2.33	$ 3.10			$ 4.65	$ 4.65	$ 5.92
Grant date weighted average fair value of options forfeited			$ 1.17
Total grant date fair value of the options vested			$ 4,500,000	$ 2,600,000
Grant date weighted average options issued	5,177,053		5,824,170	6,906,229
Grant date weighted average fair value of options issued but not vested			$ 1.45	$ 1.14
Income tax benefit	1,684,000	1,303,000	600,000	0	0
Unrecognized compensation expense related to outstanding options			6,900,000
Weighted-average period expected to be recognized			1 year 9 months 18 days
Proceeds from exercise of options	100,000		500,000
Options to purchase common stock granted			2,609,200	10,140,240						209,000				396,000	11,112
Stock options awarded to employees, exercise prices			$ 6.32	$ 3.33						$ 9.15				$ 18.00	$ 18.00
Additional expense related to anti-dilution provision payments made to certain option holders	500,000
Unrecognized compensation expense related to outstanding options	$ 5,400,000
Weighted-average period expected to be recognized	10 months 24 days